Trade and other receivables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

	December 31, 2023	December 31, 2022
Current assets	€m	€m
Trade receivables	208.3	211.2
Prepayments and accrued income	16.0	15.9
Other receivables	39.1	34.6
Total current trade and other receivables	263.4	261.7
Non-current assets
Other receivables	7.1	8.1
Total non-current trade and other receivables	7.1	8.1
Total trade and other receivables	270.5	269.8

Trade receivables, prepayments and other receivables, except for those defined as non-current, are expected to be recovered in less than 12 months. Other receivables includes VAT receivable.
The aging of trade receivables is detailed below:

	Gross	Impaired	Net
December 31, 2023	€m	€m	€m
Not past due	392.6	(0.1)	392.5
Past due less than 1 month	40.5	(0.9)	39.6
Past due 1 to 3 months	4.6	(0.2)	4.4
Past due 3 to 6 months	2.3	(0.3)	2.0
Past due more than 6 months	4.2	(3.0)	1.2
Sub-total	444.2	(4.5)	439.7
Reduction in trade-terms			(231.4)
Total trade receivables			208.3
	Gross	Impaired	Net
December 31, 2022	€m	€m	€m
Not past due	391.0	(0.2)	390.8
Past due less than 1 month	41.3	(0.1)	41.2
Past due 1 to 3 months	5.8	(0.3)	5.5
Past due 3 to 6 months	2.8	(0.1)	2.7
Past due more than 6 months	5.0	(2.6)	2.4
Sub-total	445.9	(3.3)	442.6
Reduction in trade-terms			(231.4)
Total trade receivables			211.2
Reduction in trade-terms are described in Note 4(a). Trade receivables have been provided against based on expected credit losses on positions net of trade-terms, which fall into all aging categories.
The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Company does not hold any collateral as security.
Debts past due are not impaired where there are eligible trade terms deductions which can be offset against them.
The Company has previously entered into facilities with third-party banks/credit providers in which the Company sold qualifying trade debtors on a non-recourse basis. Under the terms of these agreements, the Company transferred substantially all the credit risks and control of the receivables. No trade receivables have been derecognized at the period end (December 31, 2022: € nil)
Liabilities related to contracts with customers
The Company has recognized the following liabilities related to contracts with customers:

	Year ended December 31, 2023	Year ended December 31, 2022
	€m	€m
Trade terms liabilities reported within trade receivables	(231.4)	(231.4)
Trade terms liabilities reported within trade and other payables (Note 21)	(75.5)	(63.4)
Total trade terms liabilities	(306.9)	(294.8)
Significant changes to trade terms
No significant changes to trade terms occurred in the year ended December 31, 2023.
Revenue recognized in relation to trade terms
Trade terms relate to sales made with variable consideration and are an estimate as disclosed in Note 4(a). Revenue recognized in the year ended December 31, 2023 relating to performance obligations that were satisfied in the prior year was €21.5 million (2022: €19.0 million).